NOTE 6 - EQUITY (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Mar. 31, 2021 £ / shares shares	Mar. 31, 2020 shares
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, Other | $	$ (403,743)
[custom:OrdinaryStockSharesIssued-0]	100	100		100	2
A B T I Pharma [Member]
Common Stock, Par or Stated Value Per Share | £ / shares				£ 1.00
Stock Issued During Period, Shares, Other		100
Stock Issued During Period, Value, Other | $		$ 133
[custom:OrdinaryStockSharesOutstanding-0]	100	100		100	2